UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22277
American Funds U.S. Government Money Market Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class A | AFAXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.51%
Management's discussion of fund performance
The fund’s Class A shares gained 4.98% for the year ended September 30, 2024. That result co mp
ares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which
was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields
remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual to
tal
returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class A *	4.98%	2.05%	1.37%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was u
pd
ated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Tre asur y bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class C | AFCXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 65	0.63%
Management's discussion of fund performance
The fund’s Class C shares gained 4.86% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained
steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends
and
capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class C (with sales charge) *	3.86%	2.00%	1.36%
American Funds U.S. Government Money Market Fund — Class C (without sales charge)*	4.86%	2.00%	1.36%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/
or
expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class T | TTMXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 38	0.37%
Management's discussion of fund performance
The fund’s Class T shares gained 5.13% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most
of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year
, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $
10,000
investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds U.S. Government Money Market Fund — Class T 2	5.13%	2.11%	1.86%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.48%	2.27%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class F-
1 | AFFXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 68	0.66%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 4.82% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper
issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class F-1 *	4.82%	1.92%	1.22%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart
and
table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class F-2 | AFGXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What
were
the
fund
costs
for
the
last
year
?
(
based
on
a
hypothetical
$10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.38%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.12% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class F-2 *	5.12%	2.10%	1.38%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class F-3 | USGXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 32	0.31%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.19% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s
holdings
are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds U.S. Government Money Market Fund — Class F-3 2	5.19%	2.14%	1.85%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.48%	2.23%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-A | AAFXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 57	0.56%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 4.93% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high
rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class 529-A *	4.93%	2.01%	1.32%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill
Auction
Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (
percent
of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-C | CCFXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	0.68%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 4.80% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gains
.

Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class 529-C (with sales charge) *	3.80%	1.97%	1.32%
American Funds U.S. Government Money Market Fund — Class 529-C (without sales charge) *	4.80%	1.97%	1.32%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus
, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-E | EAFXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 69	0.67%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 4.82% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class 529-E *	4.82%	1.98%	1.31%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-T | TSIXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 44	0.43%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 5.06% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gains
.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds U.S. Government Money Market Fund — Class 529-T 2	5.06%	2.06%	1.80%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.48%	2.27%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's
investment strategies as a result of the benchmark update.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-F-1 | FARXX
for the year ended September 30,
2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.49%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 5.00% for the year ended September 30, 2024. That result compares with a 5.53%
gain
for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class 529-F-1 *	5.00%	2.03%	1.33%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-F-2 | FFFXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 43	0.42%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.07% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of
a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Government Money Market Fund — Class 529-F-2 2	5.07%	2.50%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.97%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon,
a
broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot
invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-F-3 | FMUXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.36%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 5.13% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and
capital
gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Government Money Market Fund — Class 529-F-3 2	5.13%	2.52%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.97%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions )	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class ABLE-A | AAZXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 49	0.48%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 5.02% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds U.S. Government Money Market Fund — Class ABLE-A 2	5.02%	2.06%	2.03%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.48%	2.45%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class ABLE-F-2 | ABZXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 37	0.36%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 5.14% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Government Money Market Fund — Class ABLE-F-2 2	5.14%	2.54%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.97%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-1 | RAAXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 38	0.37%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 5.12% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money M ar ket Fund — Class R-1 *	5.12%	2.09%	1.37%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-2 | RABXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 142	1.39%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 4.06% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual tot
a
l returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class R-2*	4.06%	1.51%	0.86%
USTREAS T-Bill Auction Ave 3 Mon†	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-2E | RBEXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 113	1.11%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.36% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class R-2E *	4.36%	1.67%	1.00%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-3 | RACXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.95%
Management's discussion of fund performance
The fund’s Class
R-3
shares gained 4.52% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
A merican Funds U.S. Government Money Market Fund — Class R-3 *	4.52%	1.76%	1.07%
U STREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24,
2024
, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To
reduce
fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-4 | RADXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 68	0.66%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 4.83% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class R-4 *	4.83%	1.93%	1.23%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-5E | RAGXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 46	0.45%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.04% for the year ended September 30, 2024. That result compares with a 5.53% gain for t he
USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the
U.S
. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in
short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital ga
ins.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds U.S. Government Money Market Fund — Class R-5E 2	5.04%	2.05%	1.51%
USTREAS T-Bill Auction Ave 3 Mon 3	5.53%	2.48%	1.97%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/
or
expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or rede mp
tion of fund
share
s.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-5 | RAEXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 37	0.36%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.14% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class R-5 *	5.14%	2.11%	1.39%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-059-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-6 | RAFXX
for the year ended September 30, 2024
This annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 32	0.31%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.19% for the year ended September 30, 2024. That result compares with a 5.53% gain for the USTREAS T-Bill Auction Ave 3 Mon. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent in anticipation of a rate cut from the U.S. Federal Reserve that came at the tail end of the period. Commercial paper issuance remained strong.
As can be expected, the bulk of the fund’s holdings are in commercial paper and other short-term instruments. Due to the high rate environment over the course of the fund’s fiscal year, yields remained steady for much of the time. The fund also had a small position in short-term U.S. Treasury securities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds U.S. Government Money Market Fund — Class R-6 *	5.19%	2.14%	1.43%
USTREAS T-Bill Auction Ave 3 Mon †	5.53%	2.48%	1.75%
Effective July 24, 2024, the fund's primary benchmark was updated to USTREAS T-Bill Auction Ave 3 Mon, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,208
Total number of portfolio holdings	138
Total advisory fees paid (in millions)	$ 83
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	58.05%
Federal agency bills & notes	23.61%
Repurchase agreements	13.10%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.67%
Other assets less liabilities	(1.43) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-059-1124 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
September 30, 2024	50,000	None	8,000	None
September 30, 2023	90,000	None	8,000	None
Adviser and Affiliates2
September 30, 2024	Not Applicable	44,000	None	None
September 30, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
September 30, 2024	52,000
September 30, 2023	8,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® U.S. Government Money Market Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended September 30, 2024
Lit. No. MFGEFP4-059-1124 © 2024 Capital Group. All rights reserved.

Investment portfolio September 30, 2024

Short-term securities 94.76%		Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 58.05%
	U.S. Treasury 10/1/2024	4.828%	USD958,300	$958,300
	U.S. Treasury 10/3/2024	4.932	1,225,000	1,224,681
	U.S. Treasury 10/8/2024	4.965	995,750	994,850
	U.S. Treasury 10/10/2024	5.103	643,000	642,256
	U.S. Treasury 10/15/2024	5.124	501,100	500,193
	U.S. Treasury 10/17/2024	5.054	1,082,900	1,080,628
	U.S. Treasury 10/22/2024	4.996	1,202,200	1,198,904
	U.S. Treasury 10/24/2024	5.133	146,300	145,860
	U.S. Treasury 10/29/2024	4.973	985,000	981,371
	U.S. Treasury 10/31/2024	5.006	180,650	179,946
	U.S. Treasury 11/5/2024	5.012	805,000	801,381
	U.S. Treasury 11/7/2024	4.973	200,000	199,038
	U.S. Treasury 11/12/2024	4.943	918,650	913,658
	U.S. Treasury 11/14/2024	4.967	854,450	849,590
	U.S. Treasury 11/19/2024	4.943	400,700	398,163
	U.S. Treasury 11/21/2024	4.974	1,204,300	1,196,412
	U.S. Treasury 11/26/2024	4.720	490,000	486,439
	U.S. Treasury 11/29/2024	4.988	1,170,600	1,161,612
	U.S. Treasury 12/3/2024	4.843	400,000	396,834
	U.S. Treasury 12/5/2024	4.931	226,900	225,050
	U.S. Treasury 12/10/2024	4.972	333,500	330,603
	U.S. Treasury 12/12/2024	5.032	622,300	616,749
	U.S. Treasury 12/17/2024	4.748	50,000	49,524
	U.S. Treasury 12/19/2024	4.953	435,000	430,702
	U.S. Treasury 12/24/2024	4.834	160,300	158,617
	U.S. Treasury 12/26/2024	4.536	588,700	582,364
	U.S. Treasury 12/31/2024	4.725	331,900	328,118
	U.S. Treasury 1/2/2025	4.511	210,000	207,582
	U.S. Treasury 1/14/2025	4.524	473,800	467,640
	U.S. Treasury 1/21/2025	4.445	534,800	527,391
	U.S. Treasury 1/28/2025	4.346	200,000	197,059
	U.S. Treasury 2/6/2025	4.368	236,650	232,977
	U.S. Treasury 2/27/2025	4.281	316,450	310,782
	U.S. Treasury 3/27/2025	4.211	310,000	303,503
				19,278,777

Federal agency bills & notes 23.61%
Discount bills & notes 11.50%
	Federal Farm Credit Banks 10/23/2024	4.940	6,400	6,382
	Federal Farm Credit Banks 11/29/2024	5.000	11,700	11,612
	Federal Farm Credit Banks 2/25/2025	4.302	20,000	19,647
	Federal Home Loan Bank 10/2/2024	5.240	4,200	4,199
	Federal Home Loan Bank 10/3/2024	5.036	40,000	39,990
	Federal Home Loan Bank 10/4/2024	5.208	62,900	62,876
	Federal Home Loan Bank 10/7/2024	5.136	100,000	99,924
	Federal Home Loan Bank 10/9/2024	5.179	317,010	316,687
	Federal Home Loan Bank 10/11/2024	5.207	223,800	223,516
	Federal Home Loan Bank 10/15/2024	5.017	200,000	199,644
	Federal Home Loan Bank 10/16/2024	5.143	220,000	219,582
	Federal Home Loan Bank 10/18/2024	5.192	110,000	109,763
	Federal Home Loan Bank 10/21/2024	5.153	300,000	299,242
	Federal Home Loan Bank 10/23/2024	5.136	203,930	203,363
	Federal Home Loan Bank 10/25/2024	5.155	202,750	202,135
	Federal Home Loan Bank 10/28/2024	5.155	140,800	140,306
	Federal Home Loan Bank 10/30/2024	5.110	80,750	80,445
	Federal Home Loan Bank 10/31/2024	5.093	85,900	85,568
	Federal Home Loan Bank 11/1/2024	5.087	350,000	348,601
	Federal Home Loan Bank 11/4/2024	5.168	75,000	74,671
	Federal Home Loan Bank 11/6/2024	5.135	100,000	99,537
	Federal Home Loan Bank 11/8/2024	5.107	142,400	141,704

American Funds U.S. Government Money Market Fund	1

Short-term securities (continued)		Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
	Federal Home Loan Bank 11/13/2024	5.085%	USD65,800	$65,437
	Federal Home Loan Bank 11/15/2024	5.094	20,000	19,885
	Federal Home Loan Bank 11/20/2024	4.650	60,000	59,617
	Federal Home Loan Bank 11/22/2024	4.910	379,050	376,531
	Federal Home Loan Bank 12/6/2024	4.930	21,800	21,619
	Federal Home Loan Bank 12/13/2024	4.860	13,200	13,079
	Federal Home Loan Bank 12/20/2024	4.625	62,800	62,172
	Federal Home Loan Bank 12/26/2024	4.510	10,000	9,893
	Federal Home Loan Bank 12/27/2024	4.510	163,100	161,330
	Federal Home Loan Bank 1/10/2025	4.430	30,000	29,627
	Federal Home Loan Mortgage Corp 10/1/2024	5.045	10,300	10,300
				3,818,884
		Coupon rate
Interest bearing bills & notes 12.11%
	Federal Farm Credit Banks (USD-SOFR + 0.005%) 2/4/2025[1]	4.845	25,000	24,999
	Federal Farm Credit Banks (USD-SOFR + 0.01%) 10/29/2024[1]	4.850	55,000	54,998
	Federal Farm Credit Banks (USD-SOFR + 0.015%) 4/4/2025[1]	4.855	50,000	50,001
	Federal Farm Credit Banks (USD-SOFR + 0.02%) 5/2/2025[1]	4.860	20,000	20,000
	Federal Home Loan Bank (USD-SOFR + 0%) 11/15/2024[1]	4.840	150,000	149,992
	Federal Home Loan Bank (USD-SOFR + 0%) 12/11/2024[1]	4.840	100,000	99,999
	Federal Home Loan Bank (USD-SOFR + 0%) 1/28/2025[1]	4.840	100,000	99,993
	Federal Home Loan Bank (USD-SOFR + 0%) 3/6/2025[1]	4.865	120,000	120,006
	Federal Home Loan Bank (USD-SOFR + 0%) 4/10/2025[1]	4.870	20,000	20,001
	Federal Home Loan Bank (USD-SOFR + 0.005%) 10/2/2024[1]	4.845	150,000	149,999
	Federal Home Loan Bank (USD-SOFR + 0.005%) 1/6/2025[1]	4.845	100,000	99,939
	Federal Home Loan Bank (USD-SOFR + 0.01%) 10/2/2024[1]	4.850	75,000	75,000
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/1/2024[1]	4.850	100,000	99,978
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/18/2024[1]	4.850	150,000	150,000
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/21/2024[1]	4.850	75,000	74,997
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/25/2024[1]	4.850	100,000	99,998
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/27/2024[1]	4.850	100,000	99,999
	Federal Home Loan Bank (USD-SOFR + 0.01%) 11/29/2024[1]	4.850	70,000	69,996
	Federal Home Loan Bank (USD-SOFR + 0.01%) 12/9/2024[1]	4.850	100,000	100,001
	Federal Home Loan Bank (USD-SOFR + 0.01%) 12/11/2024[1]	4.850	30,000	30,000
	Federal Home Loan Bank (USD-SOFR + 0.01%) 3/6/2025[1]	4.850	100,000	99,997
	Federal Home Loan Bank (USD-SOFR + 0.015%) 12/17/2024[1]	4.855	100,000	99,956
	Federal Home Loan Bank (USD-SOFR + 0.015%) 12/30/2024[1]	4.855	20,000	20,001
	Federal Home Loan Bank (USD-SOFR + 0.015%) 1/9/2025[1]	4.855	100,000	100,002
	Federal Home Loan Bank (USD-SOFR + 0.015%) 1/10/2025[1]	4.855	100,000	100,002
	Federal Home Loan Bank (USD-SOFR + 0.015%) 2/6/2025[1]	4.855	75,000	75,000
	Federal Home Loan Bank (USD-SOFR + 0.015%) 5/2/2025[1]	4.855	50,000	49,996
	Federal Home Loan Bank (USD-SOFR + 0.02%) 11/7/2024[1]	4.860	50,000	49,998
	Federal Home Loan Bank (USD-SOFR + 0.02%) 12/5/2024[1]	4.860	100,000	100,002
	Federal Home Loan Bank (USD-SOFR + 0.02%) 1/27/2025[1]	4.860	100,000	100,001
	Federal Home Loan Bank (USD-SOFR + 0.02%) 2/18/2025[1]	4.860	40,000	40,000
	Federal Home Loan Bank (USD-SOFR + 0.02%) 3/7/2025[1]	4.860	50,000	50,001
	Federal Home Loan Bank (USD-SOFR + 0.02%) 3/10/2025[1]	4.860	150,000	150,006
	Federal Home Loan Bank (USD-SOFR + 0.025%) 10/25/2024[1]	4.865	150,000	149,975
	Federal Home Loan Bank (USD-SOFR + 0.025%) 3/3/2025[1]	4.865	50,000	50,001
	Federal Home Loan Bank (USD-SOFR + 0.025%) 3/4/2025[1]	4.865	60,000	60,000
	Federal Home Loan Bank (USD-SOFR + 0.025%) 3/13/2025[1]	4.865	50,000	50,001
	Federal Home Loan Bank (USD-SOFR + 0.025%) 3/18/2025[1]	4.865	60,000	60,002
	Federal Home Loan Bank (USD-SOFR + 0.025%) 3/20/2025[1]	4.865	50,000	50,002
	Federal Home Loan Bank (USD-SOFR + 0.025%) 3/25/2025[1]	4.865	90,000	90,003
	Federal Home Loan Bank (USD-SOFR + 0.03%) 3/24/2025[1]	4.870	25,000	25,002
	Federal Home Loan Bank (USD-SOFR + 0.03%) 3/24/2025[1]	4.870	20,000	20,002
	Federal Home Loan Bank (USD-SOFR + 0.03%) 4/4/2025[1]	4.870	30,000	30,001
	Federal Home Loan Bank (USD-SOFR + 0.03%) 4/14/2025[1]	4.870	50,000	50,001
	Federal Home Loan Bank (USD-SOFR + 0.03%) 4/23/2025[1]	4.870	50,000	50,004
	Federal Home Loan Bank (USD-SOFR + 0.035%) 5/19/2025[1]	4.875	30,000	30,002
	Federal Home Loan Bank (USD-SOFR + 0.035%) 5/20/2025[1]	4.875	70,000	70,004
	Federal Home Loan Bank (USD-SOFR + 0.04%) 6/18/2025[1]	4.880	60,000	60,005
	Federal Home Loan Bank (USD-SOFR + 1.00%) 1/16/2025[1]	4.850	125,000	124,998
	Federal Home Loan Bank (USD-SOFR + 1.50%) 5/2/2025[1]	4.855	75,000	74,997

2	American Funds U.S. Government Money Market Fund

Short-term securities (continued)	Coupon rate	Principal amount (000)	Value (000)
Interest bearing bills & notes (continued)
Federal Home Loan Bank (USD-SOFR + 2.50%) 4/15/2025[1]	4.865%	USD50,000	$50,002
Federal Home Loan Bank (USD-SOFR) 1/13/2025[1]	4.845	100,000	99,997
Federal Home Loan Bank (USD-SOFR) 1/13/2025[1]	4.845	100,000	99,997
			4,019,854
Total federal agency bills & notes			7,838,738

Repurchase agreements 13.10%
Overnight repurchase agreements*		4,350,000	4,350,000
Total short-term securities (cost: $31,458,812,000)			31,467,515
Bonds, notes & other debt instruments 6.67%
U.S. Treasury bonds & notes 6.67%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 4.733% 10/31/2024[1]		512,400	512,387
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.20%) 4.793% 1/31/2025[1]		650,000	649,929
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.17%) 4.763% 10/31/2025[1]		325,000	324,776
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.245%) 4.838% 1/31/2026[1]		100,000	99,995
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.15%) 4.743% 4/30/2026[1]		505,200	504,430
U.S. Treasury 4.775% 7/31/2026[1]		123,000	122,838
Total bonds, notes & other debt instruments (cost: $2,215,455,000)			2,214,355
Total investment securities 101.43% (cost: $33,674,267,000)			33,681,870
Other assets less liabilities (1.43)%			(473,694)
Net assets 100.00%			$33,208,176

American Funds U.S. Government Money Market Fund	3

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	4.84%	9/30/2024	10/1/2024	U.S. Treasury 3.75%-4.625% 2026-2031	$204,000	$200,000	$200,027
BNP Paribas	4.87	9/30/2024	10/1/2024	U.S. Treasury 0.25%-5.00% 2024-2034	408,000	400,000	400,054
BofA Securities	4.85	9/30/2024	10/1/2024	U.S. Treasury 0.25%-4.625% 2026-2029	510,000	500,000	500,068
Canadian Imperial Bank of Commerce	4.84	9/30/2024	10/1/2024	U.S. Treasury 0.125%-5.00% 2025-2031	306,000	300,000	300,040
JPMorgan Securities	4.87	9/30/2024	10/1/2024	U.S. Treasury 1.50% 2028	408,000	400,000	400,054
Mizuho Securities	4.84	9/30/2024	10/1/2024	U.S. Treasury 3.50% 2029	204,000	200,000	200,027
New York Federal Reserve	4.80	9/30/2024	10/1/2024	U.S. Treasury 3.00% 2045	1,000,133	1,000,000	1,000,133
RBC Dominion Securities	4.80	9/30/2024	10/1/2024	U.S. Treasury 0%-4.625% 2024-2034	408,000	400,000	400,053
Royal Bank of Canada	4.80	9/30/2024	10/1/2024	U.S. Treasury 2.75% 2027	204,000	200,000	200,027
Societe Generale Bank	4.87	9/30/2024	10/1/2024	U.S. Treasury 3.625%-4.625% 2031	510,000	500,000	500,068
TD Securities	4.80	9/30/2024	10/1/2024	U.S. Treasury 3.875%-4.625% 2027-2029	102,000	100,000	100,013
Wells Fargo Securities	4.84	9/30/2024	10/1/2024	U.S. Treasury 0.125%-3.875% 2025-2032	153,000	150,000	150,020
					$4,417,133	$4,350,000	$4,350,584

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available.

Key to abbreviation(s)
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

4	American Funds U.S. Government Money Market Fund

Financial statements
Statement of assets and liabilities at September 30, 2024

(dollars in thousands)
Assets:
Investment securities in unaffiliated issuers, at value (cost: $29,324,267)		$29,331,870
Repurchase agreements (cost: $4,350,000)		4,350,000
Cash		13,264
Receivables for:
Sales of fund’s shares	$168,464
Interest	44,144	212,608
		33,907,742
Liabilities:
Payables for:
Purchases of investments	593,506
Repurchases of fund’s shares	90,052
Dividends on fund’s shares	1,196
Investment advisory services	7,148
Services provided by related parties	6,782
Trustees’ deferred compensation	384
Other	498	699,566
Net assets at September 30, 2024		$33,208,176
Net assets consist of:
Capital paid in on shares of beneficial interest		$33,200,749
Total distributable earnings (accumulated loss)		7,427
Net assets at September 30, 2024		$33,208,176

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (33,200,273 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$21,711,749	21,706,583	$1.00
Class C	211,072	211,021	1.00
Class T	10	10	1.00
Class F-1	243,332	243,274	1.00
Class F-2	2,559,851	2,559,242	1.00
Class F-3	288,478	288,409	1.00
Class 529-A	2,898,047	2,897,356	1.00
Class 529-C	43,288	43,278	1.00
Class 529-E	111,921	111,895	1.00
Class 529-T	11	11	1.00
Class 529-F-1	11	11	1.00
Class 529-F-2	404,584	404,488	1.00
Class 529-F-3	546	546	1.00
Class ABLE-A	4,277	4,276	1.00
Class ABLE-F-2	385	385	1.00
Class R-1	48,349	48,337	1.00
Class R-2	810,876	810,683	1.00
Class R-2E	105,481	105,456	1.00
Class R-3	1,038,133	1,037,886	1.00
Class R-4	875,074	874,866	1.00
Class R-5E	239,602	239,545	1.00
Class R-5	211,620	211,569	1.00
Class R-6	1,401,479	1,401,146	1.00
Refer to the notes to financial statements.

American Funds U.S. Government Money Market Fund	5

Financial statements (continued)
Statement of operations for the year ended September 30, 2024

(dollars in thousands)
Investment income:
Income:
Interest		$1,690,107
Fees and expenses*:
Investment advisory services	$83,429
Distribution services	46,386
Transfer agent services	24,497
Administrative services	9,430
529 and ABLE plan services	1,886
Reports to shareholders	394
Registration statement and prospectus	2,000
Trustees’ compensation	172
Auditing and legal	120
Custodian	104
Other	149
Total fees and expenses before waivers	168,567
Less waivers of fees and expenses:
ABLE plan services fee waivers	2
Total fees and expenses after waivers		168,565
Net investment income		1,521,542
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments		—
Net unrealized appreciation (depreciation) on investments		3,135
Net realized gain (loss) and unrealized appreciation (depreciation):		3,135
Net increase (decrease) in net assets resulting from operations		$1,524,677
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended September 30,
	2024	2023

Operations:
Net investment income	$1,521,542	$1,159,866
Net realized gain (loss)	—	(237)
Net unrealized appreciation (depreciation)	3,135	2,543
Net increase (decrease) in net assets resulting from operations	1,524,677	1,162,172
Distributions paid or accrued to shareholders	(1,522,047)	(1,159,539)
Net capital share transactions	3,575,781	2,759,328
Total increase (decrease) in net assets	3,578,411	2,761,961
Net assets:
Beginning of year	29,629,765	26,867,804
End of year	$33,208,176	$29,629,765
Refer to the notes to financial statements.

6	American Funds U.S. Government Money Market Fund

Notes to financial statements
1. Organization

American Funds U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
The fund has 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	None	None	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	None	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class C, T, 529-C and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

American Funds U.S. Government Money Market Fund	7

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed income securities are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. However, certain short-term securities, such as repurchase agreements and daily variable rate notes, are generally valued at par.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of September 30, 2024, all of the fund’s investment securities were classified as Level 2.

8	American Funds U.S. Government Money Market Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and the fund’s ability to preserve the value of your investment. In such a situation, the fund may not be able to preserve its net asset value of $1.00 per share. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.
Investing in money market funds — Investors could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and should not be expected to provide financial support to the fund at any time, including during periods of market stress.

American Funds U.S. Government Money Market Fund	9

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended September 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended September 30, 2024, the fund reclassified $5,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of September 30, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$2,093
Capital loss carryforward*	(847)
Gross unrealized appreciation on investments	8,980
Gross unrealized depreciation on investments	(1,378)
Net unrealized appreciation (depreciation) on investments	7,602
Cost of investments	33,674,268
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

10	American Funds U.S. Government Money Market Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended September 30,
Share class	2024	2023
Class A	$988,137	$742,698
Class C	11,349	11,854
Class T	— †	— †
Class F-1	13,121	9,862
Class F-2	118,818	84,732
Class F-3	12,769	6,981
Class 529-A	134,242	102,109
Class 529-C	2,249	1,975
Class 529-E	5,342	4,119
Class 529-T	1	— †
Class 529-F-1	1	— †
Class 529-F-2	18,960	13,150
Class 529-F-3	16	— †
Class ABLE-A	181	102
Class ABLE-F-2	17	9
Class R-1	2,358	1,900
Class R-2	32,335	27,707
Class R-2E	4,424	3,482
Class R-3	46,201	40,196
Class R-4	41,029	35,310
Class R-5E	11,321	8,740
Class R-5	11,035	9,706
Class R-6	68,141	54,907
Total	$1,522,047	$1,159,539
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the year ended September 30, 2024, the investment advisory services fees were $83,429,000, which were equivalent to an annualized rate of 0.265% of average daily net assets.

American Funds U.S. Government Money Market Fund	11

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (up to 0.15% for Class A, 529-A and ABLE-A shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Classes 529-A and ABLE-A	0.15	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Commonwealth Savers Plan is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2028, whichever is earlier. For the year ended September 30, 2024, Commonwealth Savers Plan waived 529 and ABLE plan service fees of $2,000 on Class ABLE shares. The waivers are reflected as ABLE plan services fee waivers in the fund’s statement of operations. As a result, the 529 and ABLE plan services fees of $1,886,000 were reduced to $1,884,000, both of which were equivalent to 0.057% of the average daily net assets of each 529 share class.

12	American Funds U.S. Government Money Market Fund

For the year ended September 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 and ABLE plan services
Class A	$26,908	$14,124	$6,086	Not applicable
Class C	597	169	72	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	677	319	84	Not applicable
Class F-2	Not applicable	1,757	713	Not applicable
Class F-3	Not applicable	7	76	Not applicable
Class 529-A	3,704	1,880	836	$1,576
Class 529-C	120	33	14	27
Class 529-E	283	62	34	64
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	231	115	217
Class 529-F-3	Not applicable	— *	— *	— *
Class ABLE-A	4	2	1	2
Class ABLE-F-2	Not applicable	— *	— *	— *
Class R-1	—	32	14	Not applicable
Class R-2	6,085	2,755	243	Not applicable
Class R-2E	620	210	31	Not applicable
Class R-3	5,218	1,550	313	Not applicable
Class R-4	2,170	870	260	Not applicable
Class R-5E	Not applicable	343	69	Not applicable
Class R-5	Not applicable	115	66	Not applicable
Class R-6	Not applicable	38	403	Not applicable

Total class-specific expenses	$46,386	$24,497	$9,430	$1,886
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $172,000 in the fund’s statement of operations reflects $135,000 in current fees (either paid in cash or deferred) and a net increase of $37,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended September 30, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

American Funds U.S. Government Money Market Fund	13

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2024
Class A	$15,001,982	15,001,981	$975,910	975,909	$(13,073,197)	(13,073,198)	$2,904,695	2,904,692
Class C	129,933	129,933	11,200	11,200	(184,644)	(184,644)	(43,511)	(43,511)
Class T	—	—	—	—	—	—	—	—
Class F-1	144,117	144,117	13,015	13,016	(244,368)	(244,368)	(87,236)	(87,235)
Class F-2	2,146,317	2,146,317	117,402	117,403	(1,968,354)	(1,968,354)	295,365	295,366
Class F-3	438,441	438,441	12,692	12,692	(387,864)	(387,864)	63,269	63,269
Class 529-A	1,404,745	1,404,745	133,764	133,763	(1,249,650)	(1,249,650)	288,859	288,858
Class 529-C	32,233	32,233	2,236	2,236	(41,552)	(41,552)	(7,083)	(7,083)
Class 529-E	52,046	52,046	5,318	5,318	(52,276)	(52,276)	5,088	5,088
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	1	—	—	1	1
Class 529-F-2	217,495	217,495	18,851	18,851	(180,883)	(180,883)	55,463	55,463
Class 529-F-3	691	692	16	16	(172)	(172)	535	536
Class ABLE-A	2,948	2,948	180	180	(1,771)	(1,770)	1,357	1,358
Class ABLE-F-2	316	316	17	17	(221)	(221)	112	112
Class R-1	24,604	24,603	2,337	2,337	(28,636)	(28,636)	(1,695)	(1,696)
Class R-2	485,111	485,111	31,911	31,911	(537,532)	(537,532)	(20,510)	(20,510)
Class R-2E	107,222	107,222	4,400	4,400	(104,245)	(104,245)	7,377	7,377
Class R-3	729,077	729,077	45,577	45,577	(802,039)	(802,039)	(27,385)	(27,385)
Class R-4	482,442	482,443	40,694	40,694	(521,170)	(521,170)	1,966	1,967
Class R-5E	345,637	345,637	11,134	11,134	(337,467)	(337,467)	19,304	19,304
Class R-5	117,540	117,540	10,945	10,946	(139,234)	(139,234)	(10,749)	(10,748)
Class R-6	1,726,028	1,726,028	67,614	67,614	(1,663,084)	(1,663,084)	130,558	130,558
Total net increase (decrease)	$23,588,925	23,588,925	$1,505,215	1,505,215	$(21,518,359)	(21,518,359)	$3,575,781	3,575,781

Year ended September 30, 2023
Class A	$13,022,795	13,022,797	$734,492	734,490	$(11,847,231)	(11,847,231)	$1,910,056	1,910,056
Class C	167,566	167,566	11,702	11,702	(255,781)	(255,781)	(76,513)	(76,513)
Class T	—	—	—	—	—	—	—	—
Class F-1	201,239	201,238	9,746	9,746	(135,301)	(135,301)	75,684	75,683
Class F-2	1,889,643	1,889,643	83,584	83,584	(1,550,872)	(1,550,872)	422,355	422,355
Class F-3	419,182	419,182	6,954	6,954	(311,936)	(311,936)	114,200	114,200
Class 529-A	1,264,205	1,264,205	101,592	101,592	(1,112,238)	(1,112,238)	253,559	253,559
Class 529-C	41,962	41,962	1,961	1,960	(45,159)	(45,159)	(1,236)	(1,237)
Class 529-E	47,982	47,982	4,098	4,098	(47,503)	(47,503)	4,577	4,577
Class 529-T	—	—	— †	1	—	—	— †	1
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	202,550	202,550	13,076	13,076	(145,044)	(145,043)	70,582	70,583
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	2,264	2,264	101	102	(1,245)	(1,245)	1,120	1,121
Class ABLE-F-2	251	251	9	9	(136)	(136)	124	124
Class R-1	23,864	23,864	1,888	1,888	(20,137)	(20,137)	5,615	5,615
Class R-2	468,835	468,835	27,339	27,339	(552,671)	(552,671)	(56,497)	(56,497)
Class R-2E	102,711	102,711	3,462	3,462	(101,206)	(101,205)	4,967	4,968
Class R-3	738,229	738,229	39,629	39,629	(828,997)	(828,998)	(51,139)	(51,140)
Class R-4	437,350	437,350	35,020	35,020	(533,683)	(533,683)	(61,313)	(61,313)
Class R-5E	306,670	306,670	8,606	8,607	(285,263)	(285,263)	30,013	30,014
Class R-5	93,633	93,632	9,626	9,626	(119,555)	(119,555)	(16,296)	(16,297)
Class R-6	1,533,480	1,533,480	54,356	54,356	(1,458,366)	(1,458,366)	129,470	129,470
Total net increase (decrease)	$20,964,411	20,964,411	$1,147,241	1,147,241	$(19,352,324)	(19,352,323)	$2,759,328	2,759,329
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.

14	American Funds U.S. Government Money Market Fund

Financial highlights

Year ended	Net asset value, beginning of year	Net investment income (loss)[1]	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/reimbursements	Ratio of expenses to average net assets after waivers/reimbursements[3]	Ratio of net income (loss) to average net assets[3]

Class A:
9/30/2024	$1.00	$.05	$(.05 )	$1.00	4.98%	$21,712	.51%	.51%	4.87%
9/30/2023	1.00	.04	(.04 )	1.00	4.23	18,805.48		.48	4.17
9/30/2022	1.00	.01	(.01 )	1.00	.52	16,894.37		.24	.56
9/30/2021	1.00	— [4]	—	1.00	.00	14,239.37		.06	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.61	15,623.38		.28	.51
Class C:
9/30/2024	1.00	.05	(.05 )	1.00	4.86	211.63		.63	4.76
9/30/2023	1.00	.04	(.04 )	1.00	4.13	255.58		.58	4.00
9/30/2022	1.00	.01	(.01 )	1.00	.52	331.37		.25	.63
9/30/2021	1.00	— [4]	—	1.00	.00	224.37		.07	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.62	319.38		.27	.42
Class T:
9/30/2024	1.00	.05	(.05 )	1.00	5.13 [6]	— [7]	.37 [6]	.37 [6]	5.01 [6]
9/30/2023	1.00	.04	(.04 )	1.00	4.39 [6]	— [7]	.32 [6]	.32 [6]	4.31 [6]
9/30/2022	1.00	.01	(.01 )	1.00	.51 [6]	— [7]	.37 [6]	.22 [6]	.53 [6]
9/30/2021	1.00	— [4]	—	1.00	.00 [6]	— [7]	.37 [6]	.06 [6]	— [5,6]
9/30/2020	1.00	.01	(.01 )	1.00	.62 [6]	— [7]	.38 [6]	.29 [6]	.62 [6]
Class F-1:
9/30/2024	1.00	.05	(.05 )	1.00	4.82	243.66		.66	4.72
9/30/2023	1.00	.04	(.04 )	1.00	4.05	331.66		.66	3.99
9/30/2022	1.00	— [4]	— [4]	1.00	.40	255.65		.37	.44
9/30/2021	1.00	— [4]	—	1.00	.00	224.66		.07	— [5]
9/30/2020	1.00	— [4]	— [4]	1.00	.46	269.66		.41	.37
Class F-2:
9/30/2024	1.00	.05	(.05 )	1.00	5.12	2,560.38		.38	5.00
9/30/2023	1.00	.04	(.04 )	1.00	4.35	2,264.37		.37	4.30
9/30/2022	1.00	.01	(.01 )	1.00	.52	1,842.36		.23	.55
9/30/2021	1.00	— [4]	—	1.00	.00	1,565.36		.06	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.62	1,492.37		.28	.56
Class F-3:
9/30/2024	1.00	.05	(.05 )	1.00	5.19	288.31		.31	5.07
9/30/2023	1.00	.04	(.04 )	1.00	4.41	225.31		.31	4.43
9/30/2022	1.00	.01	(.01 )	1.00	.55	111.31		.17	.51
9/30/2021	1.00	— [4]	—	1.00	.00	147.31		.06	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.66	98.31		.24	.59
Class 529-A:
9/30/2024	1.00	.05	(.05 )	1.00	4.93	2,898.56		.56	4.81
9/30/2023	1.00	.04	(.04 )	1.00	4.17	2,609.54		.54	4.12
9/30/2022	1.00	.01	— [4]	1.00	.49	2,355.42		.26	.51
9/30/2021	1.00	— [4]	—	1.00	.00	2,276.43		.06	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.58	2,456.44		.31	.50
Refer to the end of the table for footnotes.

American Funds U.S. Government Money Market Fund	15

Financial highlights (continued)
Year ended	Net asset value, beginning of year	Net investment income (loss)[1]	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/reimbursements	Ratio of expenses to average net assets after waivers/reimbursements[3]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2024	$1.00	$.05	$(.05 )	$1.00	4.80%	$43	.68%	.68%	4.70%
9/30/2023	1.00	.04	(.04 )	1.00	4.07	51.64		.64	3.99
9/30/2022	1.00	.01	— [4]	1.00	.49	52.42		.25	.50
9/30/2021	1.00	— [4]	—	1.00	.00	57.43		.07	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.58	85.45		.35	.60
Class 529-E:
9/30/2024	1.00	.05	(.05 )	1.00	4.82	112.67		.67	4.71
9/30/2023	1.00	.04	(.04 )	1.00	4.08	107.63		.63	4.01
9/30/2022	1.00	.01	(.01 )	1.00	.50	102.41		.25	.51
9/30/2021	1.00	— [4]	—	1.00	.00	105.42		.06	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.59	118.43		.31	.51
Class 529-T:
9/30/2024	1.00	.05	(.05 )	1.00	5.06 [6]	— [7]	.43 [6]	.43 [6]	4.94 [6]
9/30/2023	1.00	.04	(.04 )	1.00	4.31 [6]	— [7]	.41 [6]	.41 [6]	4.23 [6]
9/30/2022	1.00	— [4]	— [4]	1.00	.49 [6]	— [7]	.45 [6]	.27 [6]	.48 [6]
9/30/2021	1.00	— [4]	—	1.00	.00 [6]	— [7]	.45 [6]	.07 [6]	— [5,6]
9/30/2020	1.00	.01	(.01 )	1.00	.57 [6]	— [7]	.46 [6]	.34 [6]	.57 [6]
Class 529-F-1:
9/30/2024	1.00	.05	(.05 )	1.00	5.00 [6]	— [7]	.49 [6]	.49 [6]	4.89 [6]
9/30/2023	1.00	.04	(.04 )	1.00	4.23 [6]	— [7]	.48 [6]	.48 [6]	4.16 [6]
9/30/2022	1.00	— [4]	— [4]	1.00	.47 [6]	— [7]	.48 [6]	.27 [6]	.48 [6]
9/30/2021	1.00	— [4]	—	1.00	.00 [6]	— [7]	.40 [6]	.10 [6]	— [5,6]
9/30/2020	1.00	.01	(.01 )	1.00	.58	230.44		.31	.50
Class 529-F-2:
9/30/2024	1.00	.05	(.05 )	1.00	5.07	405.42		.42	4.95
9/30/2023	1.00	.04	(.04 )	1.00	4.32	349.39		.39	4.28
9/30/2022	1.00	.01	— [4]	1.00	.49	278.42		.26	.53
9/30/2021[8,9]	1.00	— [4]	—	1.00	.00 [10]	242	.46 [11]	.06 [11]	— [5,11]
Class 529-F-3:
9/30/2024	1.00	.05	(.05 )	1.00	5.13	1.36		.36	4.99
9/30/2023	1.00	.04	(.04 )	1.00	4.34	— [7]	.37	.37	4.27
9/30/2022	1.00	.01	(.01 )	1.00	.51	— [7]	.37	.23	.52
9/30/2021[8,9]	1.00	— [4]	—	1.00	.00 [10]	— [7]	.44 [11]	.05 [11]	— [5,11]
Class ABLE-A:
9/30/2024	1.00	.05	(.05 )	1.00	5.02	4.53		.48	4.90
9/30/2023	1.00	.04	(.04 )	1.00	4.27	3.51		.45	4.28
9/30/2022	1.00	.01	(.01 )	1.00	.52	2.41		.24	.63
9/30/2021	1.00	— [4]	—	1.00	.00	1.42		.06	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.62	1.43		.27	.49
Refer to the end of the table for footnotes.

16	American Funds U.S. Government Money Market Fund

Financial highlights (continued)
Year ended	Net asset value, beginning of year	Net investment income (loss)[1]	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/reimbursements	Ratio of expenses to average net assets after waivers/reimbursements[3]	Ratio of net income (loss) to average net assets[3]
Class ABLE-F-2:
9/30/2024	$1.00	$.05	$(.05 )	$1.00	5.14%	$— [7]	.41%	.36%	5.02%
9/30/2023	1.00	.04	(.04 )	1.00	4.37	— [7]	.41	.35	4.42
9/30/2022	1.00	.01	(.01 )	1.00	.52	— [7]	.41	.24	.59
9/30/2021[8,9]	1.00	— [4]	—	1.00	.00 [10]	— [7]	.41 [11]	.06 [11]	— [5,11]
Class R-1:
9/30/2024	1.00	.05	(.05 )	1.00	5.12	48.37		.37	5.01
9/30/2023	1.00	.04	(.04 )	1.00	4.34	50.38		.38	4.28
9/30/2022	1.00	.01	(.01 )	1.00	.51	44.38		.23	.52
9/30/2021	1.00	— [4]	—	1.00	.00	42.38		.07	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.60	44.40		.30	.56
Class R-2:
9/30/2024	1.00	.04	(.04 )	1.00	4.06	811	1.39	1.39	3.98
9/30/2023	1.00	.03	(.03 )	1.00	3.28	831	1.40	1.40	3.22
9/30/2022	1.00	— [4]	— [4]	1.00	.18	888	1.39	.58	.18
9/30/2021	1.00	— [4]	—	1.00	.00	845	1.40	.07	— [5]
9/30/2020	1.00	— [4]	— [4]	1.00	.11	932	1.41	.74	.09
Class R-2E:
9/30/2024	1.00	.04	(.04 )	1.00	4.36	106	1.11	1.11	4.29
9/30/2023	1.00	.04	(.04 )	1.00	3.59	98	1.11	1.11	3.55
9/30/2022	1.00	— [4]	— [4]	1.00	.26	93	1.11	.51	.28
9/30/2021	1.00	— [4]	—	1.00	.00	85	1.12	.06	— [5]
9/30/2020	1.00	— [4]	— [4]	1.00	.25	87	1.12	.58	.19
Class R-3:
9/30/2024	1.00	.04	(.04 )	1.00	4.52	1,038.95		.95	4.43
9/30/2023	1.00	.04	(.04 )	1.00	3.74	1,066.95		.95	3.67
9/30/2022	1.00	— [4]	— [4]	1.00	.30	1,117.95		.45	.31
9/30/2021	1.00	— [4]	—	1.00	.00	1,060.96		.07	— [5]
9/30/2020	1.00	— [4]	— [4]	1.00	.31	1,170.96		.54	.27
Class R-4:
9/30/2024	1.00	.05	(.05 )	1.00	4.83	875.66		.66	4.73
9/30/2023	1.00	.04	(.04 )	1.00	4.05	873.65		.65	3.97
9/30/2022	1.00	— [4]	— [4]	1.00	.40	934.65		.35	.41
9/30/2021	1.00	— [4]	—	1.00	.00	894.66		.07	— [5]
9/30/2020	1.00	— [4]	— [4]	1.00	.46	946.66		.42	.41
Class R-5E:
9/30/2024	1.00	.05	(.05 )	1.00	5.04	240.45		.45	4.94
9/30/2023	1.00	.04	(.04 )	1.00	4.26	220.45		.45	4.22
9/30/2022	1.00	.01	— [4]	1.00	.48	190.45		.28	.55
9/30/2021	1.00	— [4]	—	1.00	.00	133.46		.06	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.57	98.46		.31	.44
Refer to the end of the table for footnotes.

American Funds U.S. Government Money Market Fund	17

Financial highlights (continued)
Year ended	Net asset value, beginning of year	Net investment income (loss)[1]	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/reimbursements	Ratio of expenses to average net assets after waivers/reimbursements[3]	Ratio of net income (loss) to average net assets[3]
Class R-5:
9/30/2024	$1.00	$.05	$(.05 )	$1.00	5.14%	$212	.36%	.36%	5.02%
9/30/2023	1.00	.04	(.04 )	1.00	4.36	222.36		.36	4.27
9/30/2022	1.00	.01	(.01 )	1.00	.52	239.36		.23	.58
9/30/2021	1.00	— [4]	—	1.00	.00	199.36		.07	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.63	242.36		.27	.54
Class R-6:
9/30/2024	1.00	.05	(.05 )	1.00	5.19	1,401.31		.31	5.08
9/30/2023	1.00	.04	(.04 )	1.00	4.41	1,271.31		.31	4.35
9/30/2022	1.00	.01	(.01 )	1.00	.55	1,141.31		.20	.57
9/30/2021	1.00	— [4]	—	1.00	.00	1,057.31		.07	— [5]
9/30/2020	1.00	.01	(.01 )	1.00	.66	1,469.32		.24	.54

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or Commonwealth Savers Plan. During some of the years shown,
CRMC reimbursed a portion of miscellaneous fees and expenses for certain share classes due to lower short-term interest rates and reimbursed a portion of transfer agent services fees for certain share classes. In addition, during the years shown, Commonwealth Savers Plan waived ABLE plan services fees for existing
Class ABLE shares.

[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Annualized.
Refer to the notes to financial statements.

18	American Funds U.S. Government Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds U.S. Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds U.S. Government Money Market Fund (the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
November 12, 2024
We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds U.S. Government Money Market Fund	19

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2024:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$1,446,574,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

20	American Funds U.S. Government Money Market Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds U.S. Government Money Market Fund	21

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds U.S. Government Money Market Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: November 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: November 29, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: November 29, 2024